Equity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Summary of Equity Share Capital	Equity share capital

	Number of shares	Nominal value	Share premium	Equity share capital
Allotted, called up and fully paid	millions	$m	$m	$m
At 1 January 2023 (ordinary shares of 20 340⁄399p each)	183	46	91	137
Repurchased and cancelled under share repurchase programme	(11)	(3)	–	(3)
Exchange adjustments	–	3	4	7
At 31 December 2023 (ordinary shares of 20 340⁄399p each)	172	46	95	141
Repurchased and cancelled under share repurchase programme	(7)	(2)	–	(2)
Exchange adjustments	–	(1)	(1)	(2)
At 31 December 2024 (ordinary shares of 20 340⁄399p each)	165	43	94	137
Repurchased and cancelled under share repurchase programme	(8)	(2)	–	(2)
Exchange adjustments	–	3	7	10
At 31 December 2025 (ordinary shares of 20 340⁄399p each)	157	44	101	145

Summary of Shares Repurchased and Total Consideration Paid for Share Buyback Programme

	Number of shares[a]	Total[b,c]
Shares repurchased and total consideration paid for share buyback programme	millions	$m
31 December 2025	7.6	882
31 December 2024	7.5	812
31 December 2023	10.9	790
a.Shares were repurchased and subsequently cancelled.
b.Includes transaction costs. In 2025, $15m of taxes previously provided for in respect of the 2024 and 2023 buyback programmes were reversed, following legislative changes.
c.In 2023, $38m related to the completion of the 2022 programme and $752m related to the 2023 programme.

Summary of Shares Held by Employee Share Trusts	Shares held by employee share trusts

	Number of shares	Carrying value	Market value
	millions	$m	$m
31 December 2025	1.0	59.0	146.3
31 December 2024	1.2	63.0	144.9
31 December 2023	0.8	35.0	73.6

Summary of Treasury Shares	Treasury shares

	Number of shares	Nominal value
	millions	$m
At 1 January 2023	7.5	1.9
Transferred to employee share trusts	(0.5)	(0.1)
Repurchased under share repurchase programme	–	0.1
At 31 December 2023	7.0	1.9
Transferred to employee share trusts	(0.8)	(0.2)
Exchange adjustments	–	(0.1)
At 31 December 2024	6.2	1.6
Transferred to employee share trusts	(0.7)	(0.2)
Exchange adjustments	–	0.1
At 31 December 2025	5.5	1.5

Summary of Cash Flow Hedge Reserves	Cash flow hedge reserves

	Cash flow hedge reserve	Cost of hedging reserve	Total
	$m	$m	$m
At 1 January 2023	8	(8)	–
Change in fair value of currency swaps recognised in other comprehensive income	(30)	–	(30)
Reclassified from other comprehensive income to profit or loss – included in financial expenses	28	–	28
At 31 December 2023	6	(8)	(2)
Costs of hedging deferred and recognised in other comprehensive income	–	(11)	(11)
Change in fair value of currency swaps recognised in other comprehensive income	(113)	–	(113)
Reclassified from other comprehensive income to profit or loss – included in financial expenses	165	–	165
Deferred tax	(11)	–	(11)
At 31 December 2024	47	(19)	28
Costs of hedging deferred and recognised in other comprehensive income	–	4	4
Change in fair value of currency swaps recognised in other comprehensive income	126	–	126
Reclassified from other comprehensive income to profit or loss – included in financial expenses	(187)	–	(187)
Deferred tax	14	–	14
Exchange adjustments	1	–	1
At 31 December 2025	1	(15)	(14)